CONSOLIDATED STATEMENTS OF INCOME AND COMPREHENSIVE INCOME (LOSS) (Parenthetical) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Income Statement [Abstract]
Unrealized change in market value of available-for-sale, tax expense	$ 6.1	$ 5.3
Realized change in market value of available-for-dale, tax expense	$ 0.2	$ 6.0